Risk Management Overview (Details) - Currency Risk [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
Risk Management Overview [Line Items]
Percentage of decrease in foreign exchange rate	5.00%	5.00%
Foreign currencies and adjusts of translation	5.00%
Percentage of loss before taxation	5.00%
Percentage of impact on the loss before taxation	5.00%	5.00%